Cash and cash equivalents (Details) - EUR (€)	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Mar. 31, 2017	Jan. 01, 2017
Cash and cash equivalents
Cash	€ 613,132,000		€ 620,145,000
Securities and time deposits	233,246,000		357,964,000
Cash and cash equivalents	€ 846,378,000	€ 978,109,000	€ 978,109,000	€ 670,575,000	€ 708,882,000